Shareholder Fees - StrategicAdvisersAlternativesFund-PRO	Jul. 29, 2023 USD ($)
StrategicAdvisersAlternativesFund-PRO | Strategic Advisers Alternatives Fund
Shareholder Fees:
(fees paid directly from your investment)	none